Leases - Schedule of Right-Of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Right-of-use assets:
Total right-of-use assets	$ 1,181	$ 1,278
Lease liabilities:
Total lease liabilities	$ 1,109	$ 1,229